Venezuelan Operations (Details) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2014 VENEZUELA USD ($)	Dec. 31, 2013 VENEZUELA USD ($) auction	Dec. 31, 2013 VENEZUELA VEF	Dec. 31, 2012 VENEZUELA USD ($)	Dec. 31, 2012 VENEZUELA VEF	Jan. 24, 2014 VENEZUELA VEF	Feb. 08, 2013 VENEZUELA VEF	Feb. 07, 2013 VENEZUELA VEF	Feb. 08, 2013 SITME [Member] VENEZUELA VEF	Dec. 31, 2014 SICAD [Member] VENEZUELA USD ($)	Dec. 31, 2014 SICAD [Member] VENEZUELA VEF	Mar. 01, 2014 SICAD [Member] VENEZUELA VEF	Dec. 31, 2014 SICAD II [Member] VENEZUELA USD ($) auction	Dec. 31, 2014 SICAD II [Member] VENEZUELA VEF	Jun. 01, 2014 SICAD II [Member] VENEZUELA VEF	Dec. 31, 2013 Promissory Notes [Member] USD ($)	Dec. 31, 2012 Promissory Notes [Member] USD ($)	Dec. 31, 2014 Other Operating Expense, Net [Member] SICAD [Member] VENEZUELA USD ($)	Dec. 31, 2014 Other Operating Expense, Net [Member] SICAD II [Member] VENEZUELA USD ($)
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 187,588	$ 415,932	$ 349,570
Operating income from Venezuelan operations	(74,962)	43,939	45,164
Foreign currency exchange rate	6.30								6.30	6.30	4.30	5.30		49.99	11.80			49.98
Foreign currency exchange rate, remeasurement										6.30
Currency exchange loss				1,358	15,379								19,697			38,963			4,553	9,382	7,611	45,186
Number of foreign exchange auction participated					2	2										64	64
Value of foreign exchange auction					1,500											2,174	113,600
Currency exchange loss, inventory write-down																9,937
Promissory note					$ 1,955	41,000	$ 13,189	119,700